Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Panaicia Pty Ltd [Member]
Related Party Transaction [Line Items]
Last mile delivery cost charged by related parties	$ 12,593,926	$ 6,462,561	$ 5,526,462
Prezario UNO Pty Ltd [Member]
Related Party Transaction [Line Items]
Last mile delivery cost charged by related parties	464,928	434,771	632,613
Related Party [Member]
Related Party Transaction [Line Items]
Last mile delivery cost charged by related parties	13,058,854	6,897,332	6,159,075
Salaries paid to related parties	10,000	10,000	85,000
Interest income from related parties	43,615	8,308
Operating lease expenses paid to related parties	21,317	5,030
Mr. Wai Yiu Yau [Member]
Related Party Transaction [Line Items]
Salaries paid to related parties	10,000	10,000	85,000
Interest income from related parties	43,615	8,308
Operating lease expenses paid to related parties	21,317	5,030
Mr. Chun Lin Yau [Member]
Related Party Transaction [Line Items]
Salaries paid to related parties
Ms. San Man Leng [Member]
Related Party Transaction [Line Items]
Salaries paid to related parties